Loans, Impaired Loans, and Allowance For Credit Losses - Summary of Gross Carrying Amounts of Loans and Credit Risk Exposures on Loan Commitments and Financial Guarantee Contracts by Internal Risk Ratings (Detail) - CAD ($)
$ in Millions
	Apr. 30, 2020	Oct. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 771,325	$ 704,673
Allowance for loan losses	6,925	4,447
Loans, net of allowance	764,400	700,226
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	243,450	235,640
Allowance for loan losses	153	110
Loans, net of allowance	243,297	235,530
Residential mortgages [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	172,565	181,825
Residential mortgages [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	58,432	44,236
Residential mortgages [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	7,846	6,250
Residential mortgages [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	3,959	2,784
Residential mortgages [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	648	545
Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	182,670	180,334
Allowance for loan losses	1,854	1,249
Loans, net of allowance	180,816	179,085
Consumer instalment and other personal [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	71,997	93,554
Consumer instalment and other personal [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	64,020	47,851
Consumer instalment and other personal [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	31,399	28,455
Consumer instalment and other personal [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	14,749	10,024
Consumer instalment and other personal [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	505	450
Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	34,242	36,564
Allowance for loan losses	2,390	1,575
Loans, net of allowance	31,852	34,989
Credit card [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	3,965	7,236
Credit card [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	9,099	10,889
Credit card [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	11,977	11,493
Credit card [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	9,068	6,823
Credit card [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	133	123
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	310,963	252,135
Allowance for loan losses	2,528	1,513
Loans, net of allowance	308,435	250,622
Business and government [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,196	730
Business and government [member] | Investment grade or low/normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	150,470	121,093
Business and government [member] | Non investment grade or medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	149,077	124,554
Business and government [member] | Watch and classified or high risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	10,220	5,758
Off-balance sheet credit risks [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	584,564	562,344
Allowance for off-balance sheet credit instruments	991	585
Total off-balancesheet creditinstruments, net of allowance	583,573	561,759
Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	731,448	681,701
Allowance for loan losses	2,725	2,122
Loans, net of allowance	728,723	679,579
Stage 1 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	238,623	232,517
Allowance for loan losses	37	28
Loans, net of allowance	238,586	232,489
Stage 1 [member] | Residential mortgages [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	172,501	181,748
Stage 1 [member] | Residential mortgages [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	58,065	43,988
Stage 1 [member] | Residential mortgages [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	7,231	5,817
Stage 1 [member] | Residential mortgages [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	826	964
Stage 1 [member] | Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	171,989	174,026
Allowance for loan losses	833	690
Loans, net of allowance	171,156	173,336
Stage 1 [member] | Consumer instalment and other personal [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	71,462	92,601
Stage 1 [member] | Consumer instalment and other personal [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	62,388	46,878
Stage 1 [member] | Consumer instalment and other personal [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	29,758	27,576
Stage 1 [member] | Consumer instalment and other personal [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	8,381	6,971
Stage 1 [member] | Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	29,347	34,011
Allowance for loan losses	877	732
Loans, net of allowance	28,470	33,279
Stage 1 [member] | Credit card [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	3,925	7,188
Stage 1 [member] | Credit card [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	9,005	10,807
Stage 1 [member] | Credit card [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	11,624	11,218
Stage 1 [member] | Credit card [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	4,793	4,798
Stage 1 [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	291,489	241,147
Allowance for loan losses	978	672
Loans, net of allowance	290,511	240,475
Stage 1 [member] | Business and government [member] | Investment grade or low/normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	150,320	120,940
Stage 1 [member] | Business and government [member] | Non investment grade or medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	140,253	119,256
Stage 1 [member] | Business and government [member] | Watch and classified or high risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	916	951
Stage 1 [member] | Off-balance sheet credit risks [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	570,626	554,280
Allowance for off-balance sheet credit instruments	407	293
Total off-balancesheet creditinstruments, net of allowance	570,219	553,987
Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	35,989	19,627
Allowance for loan losses	3,099	1,579
Loans, net of allowance	32,890	18,048
Stage 2 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	3,877	2,212
Allowance for loan losses	56	26
Loans, net of allowance	3,821	2,186
Stage 2 [member] | Residential mortgages [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	64	77
Stage 2 [member] | Residential mortgages [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	367	248
Stage 2 [member] | Residential mortgages [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	615	433
Stage 2 [member] | Residential mortgages [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	2,831	1,454
Stage 2 [member] | Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	9,520	5,240
Allowance for loan losses	805	384
Loans, net of allowance	8,715	4,856
Stage 2 [member] | Consumer instalment and other personal [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	535	953
Stage 2 [member] | Consumer instalment and other personal [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,632	973
Stage 2 [member] | Consumer instalment and other personal [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,641	879
Stage 2 [member] | Consumer instalment and other personal [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	5,712	2,435
Stage 2 [member] | Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	4,400	2,075
Allowance for loan losses	1,170	521
Loans, net of allowance	3,230	1,554
Stage 2 [member] | Credit card [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	40	48
Stage 2 [member] | Credit card [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	94	82
Stage 2 [member] | Credit card [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	353	275
Stage 2 [member] | Credit card [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	3,913	1,670
Stage 2 [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	18,192	10,100
Allowance for loan losses	1,068	648
Loans, net of allowance	17,124	9,452
Stage 2 [member] | Business and government [member] | Investment grade or low/normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	150	153
Stage 2 [member] | Business and government [member] | Non investment grade or medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	8,824	5,298
Stage 2 [member] | Business and government [member] | Watch and classified or high risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	9,218	4,649
Stage 2 [member] | Off-balance sheet credit risks [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	13,656	7,956
Allowance for off-balance sheet credit instruments	538	277
Total off-balancesheet creditinstruments, net of allowance	13,118	7,679
Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	3,888	3,345
Allowance for loan losses	1,101	746
Loans, net of allowance	2,787	2,599
Stage 3 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	950	911
Allowance for loan losses	60	56
Loans, net of allowance	890	855
Stage 3 [member] | Residential mortgages [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	302	366
Stage 3 [member] | Residential mortgages [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	648	545
Stage 3 [member] | Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,161	1,068
Allowance for loan losses	216	175
Loans, net of allowance	945	893
Stage 3 [member] | Consumer instalment and other personal [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	656	618
Stage 3 [member] | Consumer instalment and other personal [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	505	450
Stage 3 [member] | Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	495	478
Allowance for loan losses	343	322
Loans, net of allowance	152	156
Stage 3 [member] | Credit card [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	362	355
Stage 3 [member] | Credit card [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	133	123
Stage 3 [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,282	888
Allowance for loan losses	482	193
Loans, net of allowance	800	695
Stage 3 [member] | Business and government [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,196	730
Stage 3 [member] | Business and government [member] | Watch and classified or high risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	86	158
Stage 3 [member] | Off-balance sheet credit risks [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	282	108
Allowance for off-balance sheet credit instruments	46	15
Total off-balancesheet creditinstruments, net of allowance	236	93
Retail exposures [member] | Off-balance sheet credit risks [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	217,824	228,489
Retail exposures [member] | Off-balance sheet credit risks [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	87,331	67,815
Retail exposures [member] | Off-balance sheet credit risks [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	21,193	13,481
Retail exposures [member] | Off-balance sheet credit risks [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	4,252	2,723
Retail exposures [member] | Stage 1 [member] | Off-balance sheet credit risks [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	217,110	227,757
Retail exposures [member] | Stage 1 [member] | Off-balance sheet credit risks [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	86,315	67,245
Retail exposures [member] | Stage 1 [member] | Off-balance sheet credit risks [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	20,622	13,204
Retail exposures [member] | Stage 1 [member] | Off-balance sheet credit risks [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	2,839	1,869
Retail exposures [member] | Stage 2 [member] | Off-balance sheet credit risks [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	714	732
Retail exposures [member] | Stage 2 [member] | Off-balance sheet credit risks [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	1,016	570
Retail exposures [member] | Stage 2 [member] | Off-balance sheet credit risks [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	571	277
Retail exposures [member] | Stage 2 [member] | Off-balance sheet credit risks [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	1,413	854
Non retail exposures [member] | Off-balance sheet credit risks [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	282	108
Non retail exposures [member] | Off-balance sheet credit risks [member] | Investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	177,400	179,650
Non retail exposures [member] | Off-balance sheet credit risks [member] | Non investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	72,516	67,950
Non retail exposures [member] | Off-balance sheet credit risks [member] | Watch and classified [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	3,766	2,128
Non retail exposures [member] | Stage 1 [member] | Off-balance sheet credit risks [member] | Investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	177,400	179,650
Non retail exposures [member] | Stage 1 [member] | Off-balance sheet credit risks [member] | Non investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	66,329	64,553
Non retail exposures [member] | Stage 1 [member] | Off-balance sheet credit risks [member] | Watch and classified [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	11	2
Non retail exposures [member] | Stage 2 [member] | Off-balance sheet credit risks [member] | Non investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	6,187	3,397
Non retail exposures [member] | Stage 2 [member] | Off-balance sheet credit risks [member] | Watch and classified [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	3,755	2,126
Non retail exposures [member] | Stage 3 [member] | Off-balance sheet credit risks [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	$ 282	$ 108